Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2021		$ 1,120	$ 7,324,198	$ (16,367,989)	$ (9,042,671)
Balance, shares at Dec. 31, 2021		1,119,263
Shares issued for warrant exercise		$ 114	129,886		130,000
Shares issued for warrant exercise, shares		114,035
Net loss				(1,486,848)	(1,486,848)
Shares issued for services		$ 25	50,975		51,000
Shares issued for services, shares		25,000
Shares issued for note modification	$ 5		49,995		50,000
Shares issued for note modification, shares	50,000
Shares issued for note conversion		$ 9,560	8,977,467		8,987,027
Shares issued for note conversion, shares		9,560,224
Fair value of warrants			11,080		11,080
Balance at Dec. 31, 2022	$ 5	$ 10,819	16,543,601	(17,854,837)	(1,300,412)
Balance, shares at Dec. 31, 2022	50,000	10,818,522
Shares issued for warrant exercise		$ 183	373,467		373,650
Shares issued for warrant exercise, shares		183,056
Shares issued for cashless warrant exercise		$ 188	188,812		189,000
Shares issued for cashless warrant exercise, shares		187,845
Net loss				(1,519,775)	(1,519,775)
Shares issued for services					373,650
Shares issued for services, shares		183,056
Conversion of preferred stock to common stock, shares		22,056
Balance at Jun. 30, 2023	$ 5	$ 11,190	17,105,880	(19,374,612)	(2,257,537)
Balance, shares at Jun. 30, 2023	50,000	11,189,423
Balance at Dec. 31, 2022	$ 5	$ 10,819	16,543,601	(17,854,837)	(1,300,412)
Balance, shares at Dec. 31, 2022	50,000	10,818,522
Shares issued for warrant exercise		$ 196	223,804		224,000
Shares issued for warrant exercise, shares		196,491
Shares issued for cashless warrant exercise		$ 56	(56)
Shares issued for cashless warrant exercise, shares		55,998
Net loss				(2,384,802)	(2,384,802)
Shares issued for services		$ 171	202,831		203,002
Shares issued for services, shares		170,509
Shares issued for note modification		$ 55	168,801		168,856
Shares issued for note modification, shares		55,451
Conversion of preferred stock to common stock	$ (5)	$ 33	(28)
Conversion of preferred stock to common stock, shares	(50,000)	33,333
Shares issued with notes		$ 43	72,420		72,463
Shares issued with notes, shares		43,489
Balance at Dec. 31, 2023		$ 11,373	17,211,373	(20,239,639)	(3,016,893)
Balance, shares at Dec. 31, 2023		11,373,793
Net loss				(1,414,618)	(1,414,618)
Shares issued for services		$ 42	14,219		14,261
Shares issued for services, shares		41,391
Shares issued for note modification		$ 260	14,122		14,382
Shares issued for note modification, shares		259,750
Balance at Jun. 30, 2024		$ 11,675	$ 17,239,714	$ (21,654,257)	$ (4,402,868)
Balance, shares at Jun. 30, 2024		11,674,934